Parent Company Only condensed Financial Information (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borqs HK [Member]
Condensed Financial Statements, Captions [Line Items]
Amount due from related parties	$ (1,018)	$ 68,643
Borqs Beijing [Member]
Condensed Financial Statements, Captions [Line Items]
Amount due from related parties	$ 7,911